LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG TERM INVESTMENT	Long term investments consist of the following:
	December 31,	December 31,
	2024	2023
	US$	US$
Equity investments without readily determinable fair value	—	160,000
Total long-term investments	—	160,000